Maturity analysis of financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities recognized on balance sheet
Amounts due to banks	$ 25,200	$ 24,100
Payables from securities financing transactions	16,600	15,500
Cash collateral payables on derivative instruments	34,200	35,500
Customer deposits	793,800	753,000
Debt issued measured at amortized cost	257,600	254,500
Other financial liabilities measured at amortized cost	12,200	17,700
of which: lease liabilities	4,900	5,300
Total financial liabilities measured at amortized cost	1,139,700	1,100,300
Financial liabilities at fair value held for trading	53,700	35,247
Derivative financial instruments	156,243	180,636
Brokerage payables designated at fair value	62,200	49,000
Debt issued designated at fair value	134,400	130,800
Other financial liabilities designated at fair value	28,600	28,900
Total financial liabilities measured at fair value through profit or loss	435,200	424,700
Total financial liabilities	1,574,900	1,524,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	82,100	79,600
Guarantees	47,400	40,700
Forward starting reverse repurchase and securities borrowing agreements	10,700	24,900
Irrevocable committed prolongation of existing loans	8,200	4,600
Total	148,400	149,800
Trading portfolio liabilities contractually due within one month	50,900	33,000
Trading portfolio liabilities contractually due between one month and one year	2,800	2,200
Loan commitments and forward starting reverse repurchase agreements classified as derivatives	39	166
Notional amounts of derivatives	68,800	66,300
Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks	15,500	13,500
Payables from securities financing transactions	5,800	5,400
Cash collateral payables on derivative instruments	34,200	35,500
Customer deposits	675,500	608,700
Debt issued measured at amortized cost	9,400	10,400
Other financial liabilities measured at amortized cost	7,300	10,000
of which: lease liabilities	100	100
Total financial liabilities measured at amortized cost	747,700	683,500
Financial liabilities at fair value held for trading	53,700	35,200
Derivative financial instruments	156,200	180,600
Brokerage payables designated at fair value	62,200	49,000
Debt issued designated at fair value	14,400	12,100
Other financial liabilities designated at fair value	24,000	22,600
Total financial liabilities measured at fair value through profit or loss	310,500	299,500
Total financial liabilities	1,058,200	983,000
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	80,700	78,700
Guarantees	47,400	40,700
Forward starting reverse repurchase and securities borrowing agreements	10,700	24,900
Irrevocable committed prolongation of existing loans	3,300	2,500
Total	142,000	146,700
Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks	1,400	3,100
Payables from securities financing transactions	400	1,500
Customer deposits	55,700	66,400
Debt issued measured at amortized cost	9,100	11,600
Other financial liabilities measured at amortized cost	100	100
of which: lease liabilities	100	100
Total financial liabilities measured at amortized cost	66,700	82,800
Debt issued designated at fair value	10,600	11,700
Other financial liabilities designated at fair value	400	500
Total financial liabilities measured at fair value through profit or loss	11,000	12,200
Total financial liabilities	77,700	95,000
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	600	500
Irrevocable committed prolongation of existing loans	2,100	700
Total	2,700	1,200
Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks	4,600	3,100
Payables from securities financing transactions	1,600	700
Customer deposits	38,500	53,700
Debt issued measured at amortized cost	46,800	36,900
Other financial liabilities measured at amortized cost	600	800
of which: lease liabilities	600	600
Total financial liabilities measured at amortized cost	92,200	95,300
Debt issued designated at fair value	23,400	28,100
Other financial liabilities designated at fair value	1,200	1,400
Total financial liabilities measured at fair value through profit or loss	24,600	29,600
Total financial liabilities	116,800	124,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	800	400
Irrevocable committed prolongation of existing loans	2,800	1,400
Total	3,500	1,700
Due between 1 and 2 years
Financial liabilities recognized on balance sheet
Amounts due to banks	2,100	1,500
Payables from securities financing transactions	2,300	2,800
Customer deposits	10,200	9,900
Debt issued measured at amortized cost	25,700	38,300
Other financial liabilities measured at amortized cost	700	1,000
of which: lease liabilities	700	800
Total financial liabilities measured at amortized cost	41,000	53,400
Debt issued designated at fair value	31,500	27,800
Other financial liabilities designated at fair value	1,100	1,700
Total financial liabilities measured at fair value through profit or loss	32,700	29,500
Total financial liabilities	73,700	82,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	100	0
Irrevocable committed prolongation of existing loans	0	0
Total	100	0
Due between 2 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks	1,600	2,800
Payables from securities financing transactions	6,500	5,000
Customer deposits	13,800	13,900
Debt issued measured at amortized cost	66,500	67,600
Other financial liabilities measured at amortized cost	1,700	2,700
of which: lease liabilities	1,700	1,800
Total financial liabilities measured at amortized cost	90,100	92,100
Debt issued designated at fair value	13,100	12,700
Other financial liabilities designated at fair value	600	1,600
Total financial liabilities measured at fair value through profit or loss	13,700	14,300
Total financial liabilities	103,800	106,400
Due after 5 years
Financial liabilities recognized on balance sheet
Customer deposits	100	300
Debt issued measured at amortized cost	82,600	74,900
Other financial liabilities measured at amortized cost	1,700	3,100
of which: lease liabilities	1,700	2,000
Total financial liabilities measured at amortized cost	84,400	78,300
Debt issued designated at fair value	41,500	38,400
Other financial liabilities designated at fair value	1,300	1,200
Total financial liabilities measured at fair value through profit or loss	42,700	39,600
Total financial liabilities	127,200	117,900
Perpetual / Not applicable
Financial liabilities recognized on balance sheet
Debt issued measured at amortized cost	17,600	14,800
Total financial liabilities measured at amortized cost	17,600	14,800
Total financial liabilities	$ 17,600	$ 14,800